Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Useful Lives of Principal Classes of Assets	Depreciation expense is computed on a straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated Useful Life
Computers and software	3 years
Office furniture and equipment	5 to 12 years
Laboratory equipment	5 years
Leasehold improvement	Over the shorter of the expected remaining lease term or estimated useful life